Label	Element	Value
Increase (Decrease) Through Share-Based Payment Plans Issuance Of Restricted Shares And Vesting Of Existing Restricted Shares	sny_IncreaseDecreaseThroughShareBasedPaymentPlansIssuanceOfRestrictedSharesAndVestingOfExistingRestrictedShares	€ 0
Treasury shares [member]
Increase (Decrease) Through Share-Based Payment Plans Issuance Of Restricted Shares And Vesting Of Existing Restricted Shares	sny_IncreaseDecreaseThroughShareBasedPaymentPlansIssuanceOfRestrictedSharesAndVestingOfExistingRestrictedShares	3,000,000
Issued capital [member]
Increase (Decrease) Through Share-Based Payment Plans Issuance Of Restricted Shares And Vesting Of Existing Restricted Shares	sny_IncreaseDecreaseThroughShareBasedPaymentPlansIssuanceOfRestrictedSharesAndVestingOfExistingRestrictedShares	0
Retained earnings [member]
Increase (Decrease) Through Share-Based Payment Plans Issuance Of Restricted Shares And Vesting Of Existing Restricted Shares	sny_IncreaseDecreaseThroughShareBasedPaymentPlansIssuanceOfRestrictedSharesAndVestingOfExistingRestrictedShares	(3,000,000)
Additional paid-in capital [member]
Increase (Decrease) Through Share-Based Payment Plans Issuance Of Restricted Shares And Vesting Of Existing Restricted Shares	sny_IncreaseDecreaseThroughShareBasedPaymentPlansIssuanceOfRestrictedSharesAndVestingOfExistingRestrictedShares	0
Other intangible assets [member]
Impairment Loss on Intangible Asset Other Than Goodwill	sny_ImpairmentLossOnIntangibleAssetOtherThanGoodwill	€ 366,000,000